Other assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other Assets And Other Liabilities [Line Items]
Other financial assets measured at amortized cost
a) Other financial assets measured at amortized cost
USD m 30.6.26 31.12.25
Debt securities 52,312 53,214
Loans to financial advisors 2,947 2,716
Fee-
and commission-related receivables
2,839 2,422
Finance lease receivables 6,271 6,646
Settlement and clearing accounts 672 382
Accrued interest income 2,186 2,275
Other
1
5,041 4,243
Total other financial assets measured at amortized cost 72,267 71,897
1 Predominantly includes cash collateral provided to exchanges and clearing houses to secure securities trading activity through those counterparties.

Other non-financial assets
b) Other non-financial assets
USD m 30.6.26 31.12.25
Precious metals and other physical commodities 12,287 12,996
Deposits and collateral provided in connection with litigation, regulatory and similar matters
1
735 769
Prepaid expenses 1,822 1,731
Current tax assets 1,502 1,516
VAT,
withholding tax and other tax receivables
907 1,533
Properties and other non-current assets held for sale 234 425
Other 1,318 1,638
Total other non-financial assets 18,806 20,609
1 Refer to Note 14 for more information.

Other financial liabilities measured at amortized cost
c) Other financial liabilities measured at amortized cost
USD m 30.6.26 31.12.25
Other accrued expenses 2,592 2,973
Accrued interest expenses 4,837 4,778
Settlement and clearing accounts 2,342 1,508
Lease liabilities 4,272 4,257
Other 3,097 2,346
Total other financial liabilities measured at amortized cost 17,141 15,862

Other financial liabilities designated at fair value
d) Other financial liabilities designated at fair value
USD m 30.6.26 31.12.25
Financial liabilities related to unit-linked investment contracts 22,838 21,052
Securities financing transactions 4,259 3,848
Over-the-counter debt instruments and other 2,730 3,284
Total other financial liabilities designated at fair value 29,826 28,184

Other non-financial liabilities
e) Other non-financial liabilities
USD m 30.6.26 31.12.25
Compensation-related liabilities 9,151 10,484
of which: net defined benefit liability 686 710
Current tax liabilities 1,440 1,152
Deferred tax liabilities 440 471
VAT,
withholding tax and other tax payables
1,220 1,040
Deferred income 580 683
Other 177 140
Total other non-financial liabilities 13,008 13,970